Schedule of Valuation On Derivative Instruments (Details) - Theralink Technologies Inc [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Subsidiary or Equity Method Investee [Line Items]
Balance at beginning of year
Change in fair value included in derivative income, net	615,796
Balance at end of year	16,426,304
Fair Value, Inputs, Level 3 [Member]
Subsidiary or Equity Method Investee [Line Items]
Balance at beginning of year
Initial valuation of derivative liabilities included in debt discount	17,042,100
Initial valuation of derivative liabilities included in derivative expense	27,438,113
Change in fair value included in derivative income, net	(28,053,909)
Balance at end of year	$ 16,426,304